Debt, Derivatives and Royalty certificates liabilities - Movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 181,250	€ 54,082	€ 44,390
Additions	885	134,449	8,806
Capitalized interest	33,115	11,424	4,632
Repayments	(5,979)	(4,992)	(4,097)
Fair value Variation	21,670	(13,759)	389
Effect of movements in exchange rates	(51)	48	(38)
Ending balance	230,890	181,250	54,082
Total Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Beginning balance	45,197	27,206
Additions	4	13,111
Capitalized interest	9,299	7,486
Repayments	(3,267)	(2,606)
Fair value Variation		0
Effect of movements in exchange rates		0
Ending balance	51,233	45,197	27,206
PGE SG 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,261	2,096	2,926
Repayments	(839)	(835)	(830)
Ending balance	422	1,261	2,096
PGE BPI France 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,444	2,269	3,094
Repayments	(840)	(825)	(825)
Ending balance	604	1,444	2,269
PGE CA 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,261	2,096	2,926
Repayments	(1,031)	(835)	(830)
Ending balance	230	1,261	2,096
PPR CA 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,780	1,780	1,780
Ending balance	1,780	1,780	1,780
PPR SG 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,780	1,780	1,780
Ending balance	1,780	1,780	1,780
PGE BPI France 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,669	1,780	1,780
Repayments	(556)	(111)
Ending balance	1,113	1,669	1,780
EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	22,886	15,400
Capitalized interest	5,014	7,486
Ending balance	27,900	22,886	15,400
EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Beginning balance	13,107
Additions		13,107
Capitalized interest	4,286
Ending balance	17,393	13,107
Bank overdraft
Disclosure of detailed information about borrowings [line items]
Beginning balance	9	5
Additions	4	4
Ending balance	13	9	5
Derivatives
Disclosure of detailed information about borrowings [line items]
Beginning balance	97,715	10,265
Additions		101,209
Capitalized interest		0
Repayments		0
Fair value Variation	21,670	(13,759)
Effect of movements in exchange rates		0
Ending balance	119,385	97,715	10,265
EIB Warrants Tranche A
Disclosure of detailed information about borrowings [line items]
Beginning balance	11,987	10,265
Fair value Variation	49,017	1,722
Ending balance	61,004	11,987	10,265
EIB Warrants Tranche B
Disclosure of detailed information about borrowings [line items]
Beginning balance	12,328
Additions		11,809
Fair value Variation	46,053	519
Ending balance	58,381	12,328
T2 New Shares and T2 BSAs call options
Disclosure of detailed information about borrowings [line items]
Beginning balance	73,400
Additions		89,400
Fair value Variation	(73,400)	(16,000)
Ending balance		73,400
Accrual Interests
Disclosure of detailed information about borrowings [line items]
Beginning balance		3,724	319
Capitalized interest			3,405
Ending balance			3,724
Accrued interest payable on loans
Disclosure of detailed information about borrowings [line items]
Beginning balance	4,477	3,719
Capitalized interest	1,378	758
Ending balance	5,855	4,477	3,719
Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	29,207	6,327
Additions		19,701	5,100
Capitalized interest	22,438	3,179	1,227
Repayments		0
Fair value Variation		0
Effect of movements in exchange rates		0
Ending balance	51,645	29,207	6,327
2023 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Beginning balance	8,050	6,327
Capitalized interest	5,005	1,723
Ending balance	13,055	8,050	6,327
2024 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Beginning balance	21,157
Additions		19,701
Capitalized interest	17,433	1,456
Ending balance	38,590	21,157
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	4,654	6,566	4,510
Additions	880	428	3,706
Repayments	(2,713)	(2,386)	(1,612)
Effect of movements in exchange rates	(51)	48	(38)
Ending balance	€ 2,771	4,654	6,566
BEI EMPRUNT PART 1 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance		15,400	15,400
Ending balance			15,400
DETTE BSA BEI 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance		€ 10,265	9,876
Fair value Variation			389
Ending balance			€ 10,265